OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2008 through May 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Small Cap
Value Fund*
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A    PIMCX
Class B    PBMOX
Class C    PSVCX
Class R    PSVRX
Class Y    PCAYX


* On or about August 28, 2009, the Fund will be reorganized into Pioneer Growth Opportunities Fund.
  (See Page 6 for more details.)

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              7
Prices and Distributions                                                       8
Performance Update                                                             9
Comparing Ongoing Fund Expenses                                               14
Schedule of Investments                                                       16
Financial Statements                                                          30
Notes to Financial Statements                                                 39
Trustees, Officers and Service Providers                                      47


                Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     3

Portfolio Management Discussion | 5/31/09

Economic conditions appeared to stabilize over the latter half of this six-month period ended May 31, 2009, and investors responded by moving back into stocks. Pioneer Small Cap Value Fund turned in strong results as small cap shares led the rally that began early in March 2009. In the following pages, portfolio managers Peter Wiley and Scott Zilora review the factors that contributed to the Fund's performance and offer their outlook for the months ahead.

Q Please describe the investment background over the six months ended May 31, 2009.

A The U.S. economic contraction deepened significantly in the fall of 2008 in a steep slide that extended through the winter. Job losses proliferated as most industrial and consumer markets saw dramatic declines in business activity. Economic stresses were reflected in equity markets, where the Russell 2000 Index, one of the Fund's benchmarks, suffered double-digit declines in both January and February 2009. Sentiment turned up in March, as investors began looking beyond current woes to a possible recovery in later quarters. In addition, the seasonality that characterizes many businesses began to reemerge following a period when revenues plunged and managements were hard-pressed to develop plans. As is typical when investment fears begin to abate, stocks of small companies rallied first.

Q  How did the Fund perform over the six-month period ended May 31, 2009?

A Pioneer Small Cap Value Fund's Class A shares had a total return of 11.89% at net asset value for the six months ended May 31, 2009, compared with returns of 7.02% and 0.96%, respectively, for the Russell 2000 Index and the Russell 2000 Value Index. During the same period, the average return of the 771 funds in Lipper's Small-Cap Core Category was 10.88%.

Q Which of your strategies or which of the Fund's holdings had a beneficial impact on the Fund's performance during the six months ended May 31, 2009?

A Our established selection discipline led to timely purchases of stocks that were trading at depressed valuations and later recovered, adding to the Fund's returns during the period. The best results were seen in the industrial and financial sectors, with utilities also contributing. Enernoc, which provides energy management solutions to commercial and industrial customers, was seen as benefiting from expected capital investment in electrical infrastructure. Similar expectations bolstered shares of Wesco International. Chart Industries, a maker of equipment for the production and storage of


4    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09
   hydrocarbons and gases, responded favorably to signs of a recovery in the industrial economy. Shares of Crane, a diversified manufacturer of industrial products, also moved higher. The Fund's results in financials benefited when we were able to purchase companies with attractive valuations relative to their ability to grow. Virginia-based Cardinal Financial rose as the Washington, D.C., area withstood the worst impacts of the recession. Federated Investors, which has a large presence in money market funds, and National Financial Partners, which offers financial services products to small companies and affluent individuals, also moved higher.

Q Which holdings or sectors hurt the Fund's overall performance over the six months ended May 31, 2009?

A Energy was the Fund's weakest sector. Stone Energy, a high-cost producer operating in the Gulf of Mexico, experienced production declines as prices for oil and gas fell, weakening the company's financial position. Clayton Williams, another high-cost operator, saw prices fall below its production costs, leading it to curtail drilling activity. We are retaining these positions in the Fund in anticipation of a rebound in energy prices once the global economy, eventually, rights itself. Health care holdings generally were weak, detracting modestly from the Fund's performance. Emergent BioSolutions, whose products include the only existing anthrax vaccine, develops and produces immunobiotics, which are formulations that assist the body's immune system in treating and preventing disease. The company's shares fell due to delays by the Department of Health and Human Services in awarding a contract for a key new product. Shares of KV Pharmaceuticals declined after the company fired its CEO amid allegations of management misconduct. Later developments caused KV to voluntarily suspend delivery of all products and recall those already shipped.

Q  What is your outlook for the period ahead?

A Although the economy may be in the process of stabilizing and the rate of negative change has diminished, it is not yet in recovery mode. For that reason, we expect economic conditions to remain challenging, with the next six months looking much like what we have experienced recently. Under circumstances like these, good stock selection is critical. Our established selection process has been uncovering what we believe to be good companies with strong market positions and quality management teams selling at attractive prices relative to their ability to generate cash. Many have suffered declines akin to those seen in less promising companies, but we believe companies like those we have selected for the Fund appear positioned to rebound in any potential economic recovery.


                Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     5

   Note to Shareowners: The Board of Trustees has approved the reorganization of the Fund into Pioneer Growth Opportunities Fund. The reorganization is expected to qualify as a tax-free reorganization. The reorganization, which does not require shareowner approval, is subject to certain conditions and is expected to be completed on or about August 28, 2009.

Please refer to the Schedule of Investments on pages 16-29 for a full listing of Fund securities.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


6    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Portfolio Summary | 5/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                      81.4%
Temporary Cash Investments              18.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                  23.1%
Industrials                             18.1%
Financials                              16.2%
Health Care                             15.8%
Consumer Discretionary                  12.6%
Energy                                   3.9%
Materials                                3.6%
Utilities                                2.7%
Consumer Staples                         2.7%
Telecommunication Services               1.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    EnerNoc, Inc.                                                    1.14%
    2.    Zoran Corp.                                                      1.04
    3.    Acme Packet, Inc.                                                0.97
    4.    Applied Micro Circuits Corp.                                     0.97
    5.    Macrovision Corp.                                                0.85
    6.    Sybase, Inc.                                                     0.85
    7.    Papa John's International, Inc.                                  0.85
    8.    Children's Place Retail Stores, Inc.                             0.83
    9.    OmniVision Technologies, Inc.                                    0.83
   10.    Chart Industries, Inc.                                           0.82

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     7

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class         5/31/09           11/30/08
       A           $15.43             $13.79
--------------------------------------------------------------------------------
       B           $13.21             $11.87
--------------------------------------------------------------------------------
       C           $14.18             $12.74
--------------------------------------------------------------------------------
       R           $15.21             $13.60
--------------------------------------------------------------------------------
       Y           $15.98             $14.23
--------------------------------------------------------------------------------

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

                   Net
                Investment      Short-Term        Long-Term
      Class       Income       Capital Gains     Capital Gains
       A           $ --            $ --              $ --
--------------------------------------------------------------------------------
       B           $ --            $ --              $ --
--------------------------------------------------------------------------------
       C           $ --            $ --              $ --
--------------------------------------------------------------------------------
       R           $ --            $ --              $ --
--------------------------------------------------------------------------------
       Y           $ --            $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


8    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund at public offering price, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                                 Net Asset       Public Offering
 Period                                          Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 10 Years                                           5.79%           5.17%
 5 Years                                           -2.14           -3.29
 1 Year                                           -33.41          -37.23
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009, as revised
 June 1, 2009)
--------------------------------------------------------------------------------
                                                 Gross           Net
--------------------------------------------------------------------------------
                                                    1.83%           1.83%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Small    Russell 2000    Russell 2000
           Cap Value Fund   Index           Value Index
           --------------   ------------    ------------
5/99            9,425          10,000          10,000
               12,006          10,991           9,974
5/01           14,521          11,617          12,908
               16,176          11,558          14,897
5/03           14,235          10,612          13,781
               18,441          13,827          18,027
5/05           20,920          15,185          20,750
               25,681          17,954          24,532
5/07           29,508          21,352          29,508
               24,854          19,102          24,983
5/09           16,552          13,029          16,935

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     9

Performance Update | 5/31/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                                    If           If
 Period                                             Held         Redeemed
--------------------------------------------------------------------------------
 10 Years                                             4.94%         4.94%
 5 Years                                             -2.98         -2.98
 1 Year                                             -34.05        -36.69
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009, as revised
 June 1, 2009)
--------------------------------------------------------------------------------
                                                    Gross        Net
--------------------------------------------------------------------------------
                                                      2.92%         2.92%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Small    Russell 2000    Russell 2000
           Cap Value Fund   Index           Value Index
           --------------   ------------    ------------
5/99           10,000          10,000          10,000
               12,641          10,991           9,974
5/01           15,172          11,617          12,908
               16,780          11,558          14,897
5/03           14,652          10,612          13,781
               18,830          13,827          18,027
5/05           21,196          15,185          20,750
               25,806          17,954          24,532
5/07           29,390          21,352          29,508
               24,549          19,102          24,983
5/09           16,190          13,029          16,935

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                                    If           If
 Period                                             Held         Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (9/28/2001)                                          3.09%         3.09%
 5 Years                                             -2.92         -2.92
 1 Year                                             -34.02        -34.02
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009, as revised
 June 1, 2009)
--------------------------------------------------------------------------------
                                                    Gross        Net
--------------------------------------------------------------------------------
                                                      2.79%         2.79%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Small    Russell 2000    Russell 2000
           Cap Value Fund   Index           Value Index
           --------------   ------------    ------------
9/01           10,000          10,000          10,000
               13,037          12,142          12,802
5/03           11,393          11,148          11,842
               14,644          14,525          15,491
5/05           16,498          15,952          17,832
               20,101          18,860          21,082
5/07           22,906          22,431          25,358
               19,140          20,067          21,470
5/09           12,630          13,687          14,553

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     11

Performance Update | 5/31/09                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                                    If           If
 Period                                             Held         Redeemed
--------------------------------------------------------------------------------
 10 Years                                             5.47%         5.47%
 5 Years                                             -2.37         -2.37
 1 Year                                             -33.58        -33.58
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                                    Gross        Net
--------------------------------------------------------------------------------
                                                      1.88%         1.88%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Small    Russell 2000    Russell 2000
           Cap Value Fund   Index           Value Index
           --------------   ------------    ------------
5/99           10,000          10,000          10,000
               12,675          10,991           9,974
5/01           15,254          11,617          12,908
               16,909          11,558          14,897
5/03           14,818          10,612          13,781
               19,202          13,827          18,027
5/05           21,769          15,185          20,750
               26,681          17,954          24,532
5/07           30,525          21,352          29,508
               25,643          19,102          24,983
5/09           17,032          13,029          16,935

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares shown for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and Russell 2000 Value Index.

                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                                    If           If
 Period                                             Held         Redeemed
--------------------------------------------------------------------------------
 10 Years                                             6.08%         6.08%
 5 Years                                             -1.60         -1.60
 1 Year                                             -32.91        -32.91
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                                    Gross        Net
--------------------------------------------------------------------------------
                                                      0.96%         0.96%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer Small    Russell 2000    Russell 2000
           Cap Value Fund   Index           Value Index
           --------------   ------------    ------------
5/99           10,000          10,000          10,000
               12,738          10,991           9,974
5/01           15,407          11,617          12,908
               17,163          11,558          14,897
5/03           15,104          10,612          13,781
               19,566          13,827          18,027
5/05           22,293          15,185          20,750
               27,508          17,954          24,532
5/07           31,774          21,352          29,508
               26,900          19,102          24,983
5/09           18,047          13,029          16,935

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from December 1, 2008 through May 31, 2009.

 Share Class                 A               B               C               R               Y
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 12/1/08
--------------------------------------------------------------------------------------------------
 Ending Account          $1,118.90       $1,112.90       $1,113.00       $1,118.40       $1,123.00
 Value on 5/31/09
--------------------------------------------------------------------------------------------------
 Expenses Paid           $    9.56       $   15.38       $   14.28       $    9.35       $    5.29
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, 2.92%, 2.71%, 1.77% and 1.00% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


14    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.

 Share Class                 A               B               C               R               Y
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 12/1/08
--------------------------------------------------------------------------------------------------
 Ending Account          $1,015.91       $1,010.37       $1,011.42       $1,016.11       $1,019.95
 Value on 5/31/09
--------------------------------------------------------------------------------------------------
 Expenses Paid           $    9.10       $   14.64       $   13.59       $    8.90       $    5.04
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, 2.92%, 2.71%, 1.77% and 1.00% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     15

Schedule of Investments | 5/31/09 (unaudited)


 Shares                                                               Value
               COMMON STOCKS -- 98.4%
               ENERGY -- 3.9%
               Oil & Gas Equipment & Services -- 0.7%
   123,200     Basic Energy Services, Inc.*(b)                        $  1,246,784
   178,800     Complete Production Services, Inc.*(b)                    1,265,904
                                                                      ------------
                                                                      $  2,512,688
----------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 3.2%
   360,400     Callon Petroleum Co.*(b)                               $    951,456
    41,100     Clayton Williams Energy, Inc.*(b)                         1,007,772
    38,500     Comstock Resources, Inc.*                                 1,533,455
   176,000     Mariner Energy, Inc.*(b)                                  2,544,960
   158,700     McMoRan Exploration Co.*(b)                               1,075,986
   211,800     Rosetta Resources, Inc.*                                  1,849,014
   111,124     Stone Energy Corp.*                                         938,998
   245,900     VAALCO Energy, Inc.*                                      1,121,304
                                                                      ------------
                                                                      $ 11,022,945
                                                                      ------------
               Total Energy                                           $ 13,535,633
----------------------------------------------------------------------------------
               MATERIALS -- 3.5%
               Commodity Chemicals -- 0.2%
   214,400     Spartech Corp.                                         $    906,912
----------------------------------------------------------------------------------
               Diversified Metals & Mining -- 0.5%
    32,800     Compass Minerals International, Inc.                   $  1,759,064
----------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.5%
    59,100     Terra Industries, Inc.                                 $  1,642,389
----------------------------------------------------------------------------------
               Paper Products -- 0.4%
   290,700     Buckeye Technologies, Inc.*                            $  1,473,849
----------------------------------------------------------------------------------
               Steel -- 1.9%
   137,500     A.M. Castle & Co.                                      $  1,443,750
    63,300     Olympic Steel, Inc.                                       1,168,518
    46,800     Reliance Steel & Aluminum Co.                             1,777,932
   160,800     Worthington Industries, Inc. (b)                          2,249,592
                                                                      ------------
                                                                      $  6,639,792
                                                                      ------------
               Total Materials                                        $ 12,422,006
----------------------------------------------------------------------------------
               CAPITAL GOODS -- 11.4%
               Aerospace & Defense -- 0.4%
    56,100     Ceradyne, Inc.*                                        $  1,267,860
----------------------------------------------------------------------------------
               Building Products -- 1.9%
    88,500     AAON, Inc.*                                            $  1,840,800
   166,800     Apogee Enterprise, Inc.                                   2,054,976
   146,700     Gibraltar Industries, Inc.*                               1,132,524
   182,800     Insteel Industries, Inc. (b)                              1,575,736
                                                                      ------------
                                                                      $  6,604,036
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

 Shares                                                                Value
               Construction & Engineering -- 0.6%
    98,014     EMCOR Group, Inc.*                                     $  2,202,375
----------------------------------------------------------------------------------
               Construction, Farm Machinery & Heavy Trucks -- 0.4%
    53,700     AGCO Corp.*(b)                                         $  1,549,782
----------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.4%
    53,300     Acuity Brands, Inc. (b)                                $  1,448,694
    73,000     Brady Corp.*                                              1,808,940
    52,300     Hubbell, Inc. (Class B) (b)                               1,736,883
                                                                      ------------
                                                                      $  4,994,517
----------------------------------------------------------------------------------
               Industrial Machinery -- 4.4%
   160,900     Altra Holdings, Inc.*                                  $  1,061,940
   133,500     Chart Industries, Inc.*                                   2,834,205
    47,400     Circor International, Inc. (b)                            1,156,560
   110,900     Columbus Mckinnon Corp.*                                  1,540,401
    92,600     Crane Co.                                                 2,183,508
    71,000     Enpro Industries, Inc.*                                   1,250,310
    79,800     Graham Corp.*                                             1,117,200
    39,700     Lincoln Electric Holdings, Inc. (b)                       1,619,760
   245,600     NN, Inc.                                                    378,224
    83,300     Robbins & Myers, Inc. (b)                                 1,594,362
   105,600     Tecumseh Products Co.*                                      853,248
                                                                      ------------
                                                                      $ 15,589,718
----------------------------------------------------------------------------------
               Trading Companies & Distributors -- 2.3%
   136,000     Aircastle, Ltd.                                        $    909,840
   106,300     Applied Industrial Technologies, Inc. (b)                 2,207,851
   140,400     H&E Equipment Services, Inc.*                               926,640
    79,300     Rush Enterprises, Inc.*                                     925,431
    63,200     Tal International Group, Inc. (b)                           627,576
    85,300     Wesco International, Inc.*                                2,280,069
                                                                      ------------
                                                                      $  7,877,407
                                                                      ------------
               Total Capital Goods                                    $ 40,085,695
----------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 6.4%
               Commercial Printing -- 0.2%
    34,000     Consolidated Graphics, Inc.*                           $    551,820
----------------------------------------------------------------------------------
               Diversified Support Services -- 1.8%
    72,300     Copart, Inc.*(b)                                       $  2,218,887
   165,800     EnerNoc, Inc.*(b)                                         3,949,356
                                                                      ------------
                                                                      $  6,168,243
----------------------------------------------------------------------------------
               Environmental & Facilities Services -- 0.6%
   130,400     Rollins, Inc. (b)                                      $  2,178,984
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     17

 Shares                                                               Value
               Office Services & Supplies -- 2.2%
   257,200     American Reprographics Co.*                            $  2,240,212
    65,700     Hni Corp. (b)                                             1,139,895
   230,000     Interface, Inc.                                           1,458,200
   200,200     Knoll, Inc.                                               1,387,386
    91,800     Sykes Enterprises, Inc.*                                  1,496,340
                                                                      ------------
                                                                      $  7,722,033
----------------------------------------------------------------------------------
               Research & Consulting Services -- 1.6%
    64,500     Equifax, Inc.*                                         $  1,755,690
   113,000     Resources Connection, Inc.*                               2,093,890
    93,900     School Specialty, Inc.*(b)                                1,785,977
                                                                      ------------
                                                                      $  5,635,557
                                                                      ------------
               Total Commercial Services & Supplies                   $ 22,256,637
----------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 3.5%
               Apparel, Accessories & Luxury Goods -- 0.8%
    44,500     Columbia Sportswear Co. (b)                            $  1,411,095
    66,600     True Religion Apparel, Inc.*(b)                           1,535,796
                                                                      ------------
                                                                      $  2,946,891
----------------------------------------------------------------------------------
               Footwear -- 2.1%
    99,700     Steven Madden, Ltd.*                                   $  2,713,834
   178,700     The Timberland Co.*                                       2,569,706
    98,700     Wolverine World Wide, Inc.                                1,955,247
                                                                      ------------
                                                                      $  7,238,787
----------------------------------------------------------------------------------
               Household Appliances -- 0.6%
   101,200     Helen of Troy, Ltd.*                                   $  1,954,172
                                                                      ------------
               Total Consumer Durables & Apparel                      $ 12,139,850
----------------------------------------------------------------------------------
               CONSUMER SERVICES -- 3.6%
               Education Services -- 0.7%
    37,900     American Public Education, Inc.*                       $  1,238,193
    28,900     DeVry, Inc.                                               1,259,173
                                                                      ------------
                                                                      $  2,497,366
----------------------------------------------------------------------------------
               Leisure Facilities -- 0.5%
    63,100     Vail Resorts, Inc.*(b)                                 $  1,734,619
----------------------------------------------------------------------------------
               Restaurants -- 0.8%
   107,900     Papa John's International, Inc.*                       $  2,924,090
----------------------------------------------------------------------------------
               Specialized Consumer Services -- 1.6%
    42,200     Matthews International Corp.                           $  1,204,810
   118,900     Regis Corp. (b)                                           2,084,317
    76,900     Steiner Leisure Ltd.*                                     2,241,635
                                                                      ------------
                                                                      $  5,530,762
                                                                      ------------
               Total Consumer Services                                $ 12,686,837
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

 Shares                                                               Value
               MEDIA -- 0.4%
               Movies & Entertainment -- 0.4%
    38,200     Marvel Entertainment, Inc.*(b)                         $  1,267,476
                                                                      ------------
               Total Media                                            $  1,267,476
----------------------------------------------------------------------------------
               RETAILING -- 5.0%
               Apparel Retail -- 3.6%
   142,800     Charlotte Russe, Inc.*(b)                              $  1,449,420
    80,200     Children's Place Retail Stores, Inc.*                     2,879,982
    31,200     Gymboree Corp.*(b)                                        1,149,720
    71,800     The Buckle, Inc.*(b)                                      2,569,004
   298,800     The Finish Line, Inc. (b)                                 2,064,708
   764,900     Wet Seal, Inc.*                                           2,409,435
                                                                      ------------
                                                                      $ 12,522,269
----------------------------------------------------------------------------------
               General Merchandise Stores -- 0.6%
   162,700     Fred's, Inc. (b)                                       $  2,087,441
----------------------------------------------------------------------------------
               Specialty Stores -- 0.8%
   127,500     Jo-Ann Stores, Inc.*(b)                                $  2,755,275
                                                                      ------------
               Total Retailing                                        $ 17,364,985
----------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 0.3%
               Food Retail -- 0.3%
   268,000     The Great Atlantic & Pacific Tea Co., Inc.*(b)         $  1,061,280
                                                                      ------------
               Total Food & Drug Retailing                            $  1,061,280
----------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 0.7%
               Packaged Foods & Meats -- 0.7%
    65,400     Cal-Maine Foods, Inc. (b)                              $  1,598,376
    16,400     Ralcorp Holdings, Inc.*                                     939,228
                                                                      ------------
                                                                      $  2,537,604
                                                                      ------------
               Total Food, Beverage & Tobacco                         $  2,537,604
----------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.6%
               Personal Products -- 1.6%
    11,000     Chattem, Inc.*                                         $    657,030
    94,100     Herbalife, Ltd.                                           2,748,661
   155,700     Nu Skin Enterprises, Inc.                                 2,259,207
                                                                      ------------
                                                                      $  5,664,898
                                                                      ------------
               Total Household & Personal Products                    $  5,664,898
----------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 8.0%
               Health Care Equipment -- 3.7%
   159,500     American Medical Systems Holdings, Inc.*(b)            $  2,419,615
   248,600     ArthroCare Corp.*                                         2,423,850
   190,000     Cryolife, Inc.*                                             891,100
   135,600     Cyberonics, Inc.*(b)                                      1,964,844

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     19

 Shares                                                               Value
               Health Care Equipment -- (continued)
   105,900     Kensey Nash Corp.*                                     $  2,651,736
    46,300     Somanetics Corp.*                                           778,303
    75,200     Steris Corp.                                              1,776,976
                                                                      ------------
                                                                      $ 12,906,424
----------------------------------------------------------------------------------
               Health Care Facilities -- 1.3%
    79,800     Amsurg Corp.*(b)                                       $  1,490,664
    76,900     Sun Healthcare Group, Inc.*(b)                              712,863
    95,900     VCA Antech, Inc.*(b)                                      2,327,493
                                                                      ------------
                                                                      $  4,531,020
----------------------------------------------------------------------------------
               Health Care Services -- 2.4%
    39,000     Air Methods Corp.*                                     $  1,029,210
    36,600     Amedisys, Inc.*                                           1,113,372
    46,100     Chemed Corp. (b)                                          1,764,247
    37,500     DaVita, Inc.*                                             1,691,625
    63,900     Gentiva Health Services, Inc.*(b)                         1,017,927
    30,700     Landauer, Inc.                                            1,769,241
                                                                      ------------
                                                                      $  8,385,622
----------------------------------------------------------------------------------
               Health Care Technology -- 0.4%
   153,900     Omnicell, Inc.*                                        $  1,414,341
----------------------------------------------------------------------------------
               Managed Health Care -- 0.2%
    96,600     Universal American Corp.*                              $    868,434
                                                                      ------------
               Total Health Care Equipment & Services                 $ 28,105,841
----------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 7.6%
               Biotechnology -- 3.6%
   167,100     Alkermes, Inc.*                                        $  1,360,194
   131,100     BioMarin Pharmaceutical, Inc.*(b)                         1,832,778
   147,000     Celera Corp.* (b)                                         1,112,790
    64,075     Cubist Pharmaceuticals, Inc.*(b)                          1,093,120
    78,000     Emergent BioSolutions, Inc.*(b)                             853,320
   138,000     Enzon, Inc.*(b)                                           1,106,760
    47,000     Myriad Genetics, Inc.*(b)                                 1,699,520
    50,500     Onyx Pharmaceuticals, Inc.*                               1,194,830
    28,100     United Therapeutics Corp.*(b)                             2,252,215
                                                                      ------------
                                                                      $ 12,505,527
----------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 1.6%
   535,900     Affymetrix, Inc.*(b)                                   $  2,577,679
    52,200     Luminex Corp.*(b)                                           827,370
   215,400     Parexel International Corp.*                              2,218,620
                                                                      ------------
                                                                      $  5,623,669
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

 Shares                                                                Value
               Pharmaceuticals -- 2.4%
    76,800     Endo Pharmaceuticals Holdings, Inc.*(b)                $  1,223,424
    49,900     Medicis Pharmaceutical Corp. (b)                            784,428
   134,800     Par Pharmaceutical Co., Inc.*                             1,799,580
   190,000     Salix Pharmaceuticals, Ltd.*(b)                           1,725,200
   111,700     The Medicines Co.*                                          855,622
    85,200     Valeant Pharmaceuticals International, Inc.*(b)           1,958,748
                                                                      ------------
                                                                      $  8,347,002
                                                                      ------------
               Total Pharmaceuticals & Biotechnology                  $ 26,476,198
----------------------------------------------------------------------------------
               BANKS -- 5.5%
               Regional Banks -- 5.2%
    45,200     Bank of Hawaii Corp.                                   $  1,691,836
    45,400     BOK Financial Corp. (b)                                   1,841,424
   311,950     Cardinal Financial Corp.                                  2,529,915
    81,000     Community Bank System, Inc. (b)                           1,255,500
   168,300     CVB Financial Corp. (b)                                   1,068,705
    93,725     FirstMerit Corp.                                          1,631,744
    67,400     Prosperity Bancshares, Inc. (b)                           1,891,244
   311,475     Sterling Bancshares, Inc.                                 1,974,752
    72,000     SVB Financial Group*(b)                                   1,940,400
   150,300     Texas Capital Bancshares, Inc.*                           2,307,105
                                                                      ------------
                                                                      $ 18,132,625
----------------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 0.3%
   141,900     Dime Community Bancshares, Inc. (b)                    $  1,264,329
                                                                      ------------
               Total Banks                                            $ 19,396,954
----------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.5%
               Asset Management & Custody Banks -- 0.6%
    84,800     Federated Investors, Inc.*                             $  2,122,544
----------------------------------------------------------------------------------
               Consumer Finance -- 0.4%
   109,600     Ezcorp, Inc.*                                          $  1,331,640
----------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.3%
   114,200     Knight Capital Group, Inc.*                            $  1,965,382
   110,400     OptionsXpress Holdings, Inc.*                             1,886,736
    50,500     SWS Group, Inc.                                             646,905
                                                                      ------------
                                                                      $  4,499,023
----------------------------------------------------------------------------------
               Specialized Finance -- 0.2%
    55,125     Life Partners Holdings, Inc. (b)                       $    875,936
                                                                      ------------
               Total Diversified Financials                           $  8,829,143
----------------------------------------------------------------------------------
               INSURANCE -- 4.0%
               Insurance Brokers -- 0.4%
   248,800     National Financial Partners Corp.*(b)                  $  1,505,240
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     21

 Shares                                                               Value
               Property & Casualty Insurance -- 2.8%
   192,400     Amtrust Financial Services, Inc. (b)                   $  1,841,268
    73,200     Aspen Insurance Holdings, Ltd.                            1,690,188
   164,800     Assured Guaranty, Ltd. (b)                                2,160,528
   117,000     Employers Holdings, Inc. (b)                              1,428,570
    40,600     Safety Insurance Group, Inc.                              1,267,126
    61,400     Tower Group, Inc. (b)                                     1,466,846
                                                                      ------------
                                                                      $  9,854,526
----------------------------------------------------------------------------------
               Reinsurance -- 0.8%
    48,600     IPC Holdings, Ltd.                                     $  1,207,710
    51,500     Platinum Underwriter Holdings, Ltd. (b)                   1,484,745
                                                                      ------------
                                                                      $  2,692,455
                                                                      ------------
               Total Insurance                                        $ 14,052,221
----------------------------------------------------------------------------------
               REAL ESTATE -- 3.9%
               Diversified Real Estate Investment Trust -- 0.4%
    56,900     Washington Real Estate Investment Trust (b)            $  1,243,834
----------------------------------------------------------------------------------
               Office Real Estate Investment Trust's -- 1.0%
    75,061     BioMed Property Trust, Inc.                            $    737,850
    54,300     Corporate Office Properties Trust (b)                     1,611,624
    58,600     Highwoods Properties, Inc.                                1,325,532
                                                                      ------------
                                                                      $  3,675,006
----------------------------------------------------------------------------------
               Residential Real Estate Investment Trust's -- 0.4%
    38,300     Home Properties, Inc.*(b)                              $  1,275,390
----------------------------------------------------------------------------------
               Retail Real Estate Investment Trust's -- 1.7%
     6,100     Alexander's, Inc. (b)                                  $  1,647,061
    90,800     Equity One, Inc. (b)                                      1,311,152
    87,400     National Retail Properties, Inc. (b)                      1,495,414
    68,400     Realty Income Corp. (b)                                   1,468,547
                                                                      ------------
                                                                      $  5,922,174
----------------------------------------------------------------------------------
               Specialized Real Estate Investment Trust -- 0.4%
    90,000     Senior Housing Properties Trust                        $  1,507,500
                                                                      ------------
               Total Real Estate                                      $ 13,623,904
----------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 10.2%
               Application Software -- 3.7%
    41,300     Ansys, Inc.*(b)                                        $  1,233,218
   202,800     Mentor Graphics Corp.*(b)                                 1,139,736
    43,700     MicroStrategy, Inc.*                                      2,045,160
   194,800     Netscout Systems, Inc.*                                   1,827,224
    98,600     Parametric Technology Corp.*                              1,141,788
   130,100     Quest Software, Inc.*                                     1,680,892
    87,400     Synopsys, Inc.*(b)                                        1,702,552
   323,700     TIBCO Software, Inc.*(b)                                  2,146,131
                                                                      ------------
                                                                      $ 12,916,701
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

 Shares                                                               Value
               Internet Software & Services -- 2.2%
   201,692     DivX, Inc.*                                            $  1,068,968
   239,800     Earthlink, Inc.*(b)                                       1,880,032
    94,200     J2 Global Communications, Inc.*(b)                        2,100,660
   418,700     RealNetworks, Inc.*                                       1,071,872
   280,300     United Online, Inc.                                       1,793,920
                                                                      ------------
                                                                      $  7,915,452
----------------------------------------------------------------------------------
               IT Consulting & Other Services -- 0.3%
    39,800     Forrester Research, Inc.*(b)                           $    922,166
----------------------------------------------------------------------------------
               Systems Software -- 4.0%
   142,000     Commvault Systems, Inc.*                               $  1,753,700
   230,300     Double - Take Software, Inc.*                             2,121,063
   130,300     Macrovision Corp.*                                        2,940,871
   106,900     Progress Software Corp.*                                  2,396,698
    90,275     Sybase, Inc.*(b)                                          2,936,646
   239,300     Wind River Systems, Inc.*                                 1,888,077
                                                                      ------------
                                                                      $ 14,037,055
                                                                      ------------
               Total Software & Services                              $ 35,791,374
----------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 7.9%
               Communications Equipment -- 5.2%
   432,200     Acme Packet, Inc.*                                     $  3,349,550
   119,000     Adtran, Inc. (b)                                          2,472,820
   218,400     Arris Group, Inc.*                                        2,647,008
   166,100     Blue Coat Systems, Inc.*(b)                               2,353,637
   333,300     Harmonic, Inc.*                                           1,926,474
   193,700     Infinera Corp.*(b)                                        1,658,072
    62,900     Interdigital, Inc.*(b)                                    1,611,498
   135,200     Tekelec*(b)                                               2,207,816
                                                                      ------------
                                                                      $ 18,226,875
----------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 0.3%
    59,700     Lexmark International Group, Inc.*                     $    975,498
----------------------------------------------------------------------------------
               Electronic Components -- 0.2%
   239,300     Technitrol, Inc.                                       $    839,943
----------------------------------------------------------------------------------
               Electronic Manufacturing Services -- 0.6%
   227,300     TTM Technologies, Inc.*(b)                             $  2,022,970
----------------------------------------------------------------------------------
               Technology Distributors -- 1.6%
    41,200     Anixter International, Inc.*(b)                        $  1,690,024
   350,900     Brightpoint, Inc.*(b)                                     2,077,328
    76,300     Scansource, Inc.*                                         1,887,662
                                                                      ------------
                                                                      $  5,655,014
                                                                      ------------
               Total Technology Hardware & Equipment                  $ 27,720,300
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     23

 Shares                                                               Value
               SEMICONDUCTORS -- 4.6%
               Semiconductor Equipment -- 0.6%
   246,000     Amkor Technology, Inc.*(b)                             $  1,116,840
   122,000     Brooks Automation, Inc.*                                    477,020
    50,500     MKS Instruments, Inc.*                                      682,254
                                                                      ------------
                                                                      $  2,276,114
----------------------------------------------------------------------------------
               Semiconductors -- 4.0%
   588,200     Anadigics, Inc.*                                       $  2,305,744
   427,400     Applied Micro Circuits Corp.*(b)                          3,342,268
   250,300     Omnivision Technologies, Inc.*                            2,850,917
   120,100     Sigma Designs, Inc.*(b)                                   1,856,746
   324,600     Zoran Corp.*                                              3,596,568
                                                                      ------------
                                                                      $ 13,952,243
                                                                      ------------
               Total Semiconductors                                   $ 16,228,357
----------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 1.3%
               Alternative Carriers -- 0.5%
    58,100     Neutral Tandem, Inc.*                                  $  1,684,900
----------------------------------------------------------------------------------
               Integrated Telecommunication Services -- 0.2%
    36,900     NTELOS Holdings Corp.                                  $    659,403
----------------------------------------------------------------------------------
               Wireless Telecommunication Services -- 0.6%
   152,800     Syniverse Holdings, Inc.*                              $  2,284,360
                                                                      ------------
               Total Telecommunication Services                       $  4,628,663
----------------------------------------------------------------------------------
               UTILITIES -- 2.6%
               Electric Utilities -- 1.0%
    41,900     ITC Holdings Corp. (b)                                 $  1,797,091
    90,700     Western Resources, Inc.                                   1,618,995
                                                                      ------------
                                                                      $  3,416,086
----------------------------------------------------------------------------------
               Gas Utilities -- 0.6%
    55,700     Energen Corp.                                          $  2,073,154
----------------------------------------------------------------------------------
               Independent Power Producer & Energy Traders -- 0.6%
    55,100     Ormat Technologies, Inc. (b)                           $  2,197,939
----------------------------------------------------------------------------------
               Multi-Utilities -- 0.4%
    64,900     Alliant Energy Corp.                                   $  1,540,077
                                                                      ------------
               Total Utilities                                        $  9,227,256
----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $438,524,925)                                    $345,103,112
   -------     ---------------------------------------------------    ------------

The accompanying notes are an integral part of these financial statements.


24    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Principal
Amount                                                                               Value
                TEMPORARY CASH INVESTMENTS -- 22.4%
                Repurchase Agreement -- 1.3%
$2,265,000      BNP Paribas, 0.19%, dated 5/31/09, repurchase price of
                $2,265,000 plus accrued interest on 6/1/09 collateralized by the
                following:                                                          $  2,265,000
                  $17,066 Freddie Mac Giant, 5.5%, 8/1/35
                  $11,956 Federal Home Loan Mortgage Corp., 5.705%, 4/1/37
                  $12,758 Federal National Mortgage Association (ARM),
                    4.96%, 5/1/19
                  $2,200,411 Federal National Mortgage Association, 4.0-8.5%,
                    2/1/19-5/1/49
                  $85,643 Government National Mortgage Association, 5.0-6.5%,
                    7/20/37-5/15/39
 2,265,000      JPMorgan, 0.18%, dated 5/29/09, repurchase price of
                $2,265,000 plus accrued interest on 6/1/09 collateralized
                by $2,301,617 Federal National Mortgage Association,
                5.0%, 10/1/23                                                          2,265,000
                                                                                    ------------
                                                                                    $  4,530,000
------------------------------------------------------------------------------------------------
                Securities Lending Collateral -- 21.1% (c)
                Certificates of Deposit:
 1,798,125      Abbey National Plc, 1.27%, 8/13/09                                  $  1,798,125
 2,876,866      Bank of Scotland NY, 1.24%, 6/5/09                                     2,876,866
 3,236,625      DnB NOR Bank ASA NY, 1.5%, 6/8/09                                      3,236,625
 2,697,187      Royal Bank of Canada NY, 1.19%, 8/7/09                                 2,697,187
 3,236,625      Svenska Bank NY, 1.48%, 7/8/09                                         3,236,625
 3,596,250      CBA, 1.35%, 7/16/09                                                    3,596,250
 3,596,250      Societe Generale, 1.75%, 9/4/09                                        3,596,250
 3,596,250      U.S. Bank NA, 0.76%, 8/24/09                                           3,596,250
                                                                                    ------------
                                                                                    $ 24,634,176
------------------------------------------------------------------------------------------------
                Commercial Paper:
 3,596,250      Monumental Global Funding, Ltd., 1.28%, 8/17/09                        3,596,250
 1,798,125      CME Group, Inc., 1.21%, 8/6/09                                         1,798,125
 3,531,517      American Honda Finance Corp., 1.27%, 7/14/09                           3,531,517
 3,596,250      HSBC Bank, Inc., 1.31%, 8/14/09                                        3,596,250
   899,062      IBM, 0.88%, 9/25/09                                                      899,062
 3,236,625      MetLife Global Funding, 1.71%, 6/12/09                                 3,236,625
 3,236,625      New York Life Global, 1.37%, 9/4/09                                    3,236,625
 3,056,812      Westpac Banking Corp., 0.95%, 6/1/09                                   3,056,812
                                                                                    ------------
                                                                                    $ 22,951,266
------------------------------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
12,586,874      Deutsche Bank, 0.17%, 6/1/09                                        $ 12,586,874
10,293,689      Barclays Capital Markets, 0.16%, 6/1/09                               10,293,689
                                                                                    ------------
                                                                                    $ 22,880,563
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     25

Principal
Amount                                                                            Value
               Money Market Mutual Fund:
$ 3,596,250    JPMorgan U.S. Government Money Market Fund                         $  3,596,250
                                                                                  ------------
               Total Securities Lending Collateral                                $ 74,062,255
----------------------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $78,592,255)                                                 $ 78,592,255
----------------------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 120.8%
               (Cost $517,117,180)(a)                                             $423,695,367
----------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (20.8)%                            $(73,023,270)
----------------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                                         $350,672,097
==============================================================================================

*     Non-income producing security.

(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $518,700,209 was as follows:

      Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                             $ 25,522,566
      Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                             (120,527,408)
                                                                                  ------------
      Net unrealized loss                                                         $(95,004,842)
                                                                                  ------------

(b)   At May 31, 2009, the following securities were out on loan:

    Shares       Description                                                         Value
      35,600     Acuity Brands, Inc.                                                 $ 967,608
       2,400     Adtran, Inc.                                                           49,872
      81,000     Affymetrix, Inc.*                                                     389,610
      14,500     AGCO Corp.*                                                           418,470
       1,800     Alexander's, Inc.                                                     486,018
       5,000     American Medical Systems Holdings, Inc.*                               75,850
     211,700     Amkor Technology, Inc.*                                               961,118
       8,400     Amsurg Corp.*                                                         156,912
      15,000     Amtrust Financial Services, Inc.                                      143,550
       3,800     Anixter International, Inc.*                                          155,876
       2,900     Ansys, Inc.*                                                           86,594
      80,000     Applied Industrial Technologies, Inc.                               1,661,600
       8,800     Applied Micro Circuits Corp.*                                          68,816
     124,200     Assured Guaranty, Ltd.                                              1,628,262
      68,500     Basic Energy Services, Inc.*                                          693,220
     129,700     BioMarin Pharmaceutical, Inc.*                                      1,813,206
      17,600     Blue Coat Systems, Inc.*                                              249,392
      21,600     BOK Financial Corp.                                                   876,096
     128,962     Brightpoint, Inc.*                                                    763,455
       9,000     Callon Petroleum Co.*                                                  23,760

The accompanying notes are an integral part of these financial statements.


26    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

    Shares       Description                                                        Value
      64,700     Cal-Maine Foods, Inc.                                              $1,581,268
      69,000     Celera Corp.*                                                         522,330
      42,900     Charlotte Russe, Inc.*                                                435,435
       1,000     Chemed Corp.                                                           38,270
      22,200     Circor International, Inc.                                            541,680
      15,311     Clayton Williams Energy, Inc.*                                        375,426
      44,000     Columbia Sportswear Co.                                             1,395,240
      12,000     Community Bank System, Inc.                                           186,000
         200     Complete Production Services, Inc.*                                     1,416
      21,100     Copart, Inc.*                                                         647,559
      11,800     Corporate Office Properties Trust                                     350,224
         300     Cubist Pharmaceuticals, Inc.*                                           5,118
     166,300     CVB Financial Corp.                                                 1,056,005
      92,400     Cyberonics, Inc.*                                                   1,338,876
       8,600     Dime Community Bancshares, Inc.                                        76,626
     138,000     Earthlink, Inc.*                                                    1,081,920
      67,800     Emergent BioSolution, Inc.*                                           741,732
       5,000     Employers Holdings, Inc.                                               61,050
       1,500     Endo Pharmaceuticals Holdings, Inc.*                                   23,895
     164,100     EnerNoc, Inc.*                                                      3,908,862
     135,700     Enzon, Inc.*                                                        1,088,314
      89,000     Equity One, Inc.                                                    1,285,160
      16,000     Forrester Research, Inc.*                                             370,720
      13,400     Fred's, Inc.                                                          171,922
      13,700     Gentiva Health Services, Inc.*                                        218,241
       8,900     Gymboree Corp.*                                                       327,965
      65,000     Hni Corp.                                                           1,127,750
      37,900     Home Properties, Inc.*                                              1,262,070
      13,600     Hubbell, Inc. (Class B)                                               451,656
     180,500     Infinera Corp.*                                                     1,545,080
      20,000     Insteel Industries, Inc.                                              172,400
      62,200     Interdigital, Inc.*                                                 1,593,564
       2,000     ITC Holdings Corp.                                                     85,780
      20,000     J2 Global Communications, Inc.*                                       446,000
       9,000     Jo-Ann Stores, Inc.*                                                  194,490
      54,500     Life Partners Holdings, Inc.                                          866,005
      39,300     Lincoln Electric Holdings, Inc.                                     1,603,440
         950     Luminex Corp.*                                                         15,058
      85,900     Mariner Energy, Inc.*                                               1,242,114
       3,600     Marvel Entertainment, Inc.*                                           119,448
     150,100     McMoRan Exploration Co.*                                            1,017,678
       3,900     Medicis Pharmaceutical Corp.                                           61,308

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     27

    Shares       Description                                                       Value
      17,000     Mentor Graphics Corp.*                                            $    95,540
      35,600     Myriad Genetics, Inc.*                                              1,287,296
      39,200     National Financial Partners Corp.*                                    237,160
      17,800     National Retail Properties, Inc.                                      304,558
      54,500     Ormat Technologies, Inc.                                            2,174,005
       4,000     Platinum Underwriter Holdings, Ltd.                                   115,320
      40,400     Prosperity Bancshares, Inc.                                         1,133,624
      55,500     Realty Income Corp.                                                 1,191,585
      81,600     Regis Corp.                                                         1,430,448
      31,100     Robbins & Myers, Inc.                                                 595,254
       5,000     Rollins, Inc.                                                          83,550
     115,800     Salix Pharmaceuticals, Ltd.*                                        1,051,464
      71,200     School Specialty, Inc.*                                             1,354,224
     118,100     Sigma Designs, Inc.*                                                1,825,826
      21,600     Sun Healthcare Group, Inc.*                                           200,232
      67,900     SVB Financial Group*                                                1,829,905
      67,000     Sybase, Inc.*                                                       2,179,510
       1,100     Synopsys, Inc.*                                                        21,428
      32,500     Tal International Group, Inc.                                         322,725
       5,300     Tekelec*                                                               86,549
      71,050     The Buckle, Inc.*                                                   2,542,169
     124,700     The Finish Line, Inc.                                                 861,677
     148,100     The Great Atlantic & Pacific Tea Co., Inc.*                           586,476
      10,000     TIBCO Software, Inc.*                                                  66,300
      53,800     Tower Group, Inc.                                                   1,285,282
      50,000     True Religion Apparel, Inc.*                                        1,153,000
     225,000     TTM Technologies, Inc.*                                             2,002,500
      27,800     United Therapeutics Corp.*                                          2,228,170
      10,000     Vail Resorts, Inc.*                                                   274,900
      84,300     Valeant Pharmaceuticals International*                              1,938,057
      61,700     VCA Antech, Inc.*                                                   1,497,459
      20,000     Washington Real Estate Investment Trust                               437,200
       1,400     Worthington Industries, Inc.                                           19,586
----------------------------------------------------------------------------------------------
                 Total                                                             $73,717,359
==============================================================================================

(c)   Security lending collateral is managed by Credit Suisse, New York Branch.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $51,917,093 and $58,749,518, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:

                                                                    Investments
 Valuation Inputs                                                   in Securities
 Level 1 -- Quoted Prices                                           $348,699,362
 Level 2 -- Other Significant Observable Inputs                       74,996,005
 Level 3 -- Significant Unobservable Inputs                                   --
--------------------------------------------------------------------------------
 Total                                                              $423,695,367
================================================================================

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     29

Statement of Assets and Liabilities | 5/31/09 (unaudited)

ASSETS:
  Investment in securities, at value (including securities loaned of
   $73,717,359) (cost $517,117,180)                                     $423,695,367
  Cash                                                                     1,414,451
  Receivables --
   Fund shares sold                                                          178,156
   Dividends and interest                                                    265,223
  Other                                                                       50,604
------------------------------------------------------------------------------------
     Total assets                                                       $425,603,801
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                              $    569,937
   Upon return of securities loaned                                       74,062,255
  Due to affiliates                                                          213,208
  Accrued expenses                                                            86,304
------------------------------------------------------------------------------------
     Total liabilities                                                  $ 74,931,704
------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                       $591,019,860
  Undistributed net investment income                                          8,011
  Accumulated net realized loss on investments                          (146,933,961)
  Net unrealized loss on investments                                     (93,421,813)
------------------------------------------------------------------------------------
     Total net assets                                                   $350,672,097
====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $208,648,517/13,523,403 shares)                     $      15.43
  Class B (based on $37,049,412/2,804,233 shares)                       $      13.21
  Class C (based on $46,035,197/3,245,383 shares)                       $      14.18
  Class R (based on $9,159,492/602,178 shares)                          $      15.21
  Class Y (based on $49,779,479/3,114,819 shares)                       $      15.98
MAXIMUM OFFERING PRICE:
  Class A ($15.43 [divided by] 94.25% )                                 $      16.37
====================================================================================

The accompanying notes are an integral part of these financial statements.


30    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09

INVESTMENT INCOME:
  Dividends                                                $2,220,421
  Interest                                                      6,297
  Income from securities loaned, net                          729,814
------------------------------------------------------------------------------------------
     Total investment income                                                 $   2,956,532
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $1,368,600
  Transfer agent fees
   Class A                                                    406,659
   Class B                                                    138,186
   Class C                                                     75,806
   Class R                                                      3,751
   Class Y                                                        860
  Distribution fees
   Class A                                                    237,457
   Class B                                                    174,914
   Class C                                                    213,549
   Class R                                                     20,133
  Shareholder communications expense                          236,272
  Administrative reimbursements                                87,213
  Custodian fees                                               31,398
  Registration fees                                            33,170
  Professional fees                                            29,098
  Printing expense                                             28,838
  Fees and expenses of nonaffiliated trustees                   6,157
  Miscellaneous                                                24,789
------------------------------------------------------------------------------------------
     Total expenses                                                          $   3,116,850
     Less fees paid indirectly                                                        (836)
------------------------------------------------------------------------------------------
     Net expenses                                                            $   3,116,014
------------------------------------------------------------------------------------------
       Net investment loss                                                   $    (159,482)
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                           $ (30,755,206)
------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                               $  66,903,661
------------------------------------------------------------------------------------------
  Net gain on investments                                                    $  36,148,455
------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $  35,988,973
==========================================================================================

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     31

Statements of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively

                                                                   Six Months
                                                                   Ended
                                                                   5/31/09            Year Ended
                                                                   (unaudited)        11/30/08
FROM OPERATIONS:
Net investment loss                                                $   (159,482)      $    (803,130)
Net realized loss on investments, futures contracts and foreign
  currency transactions                                             (30,755,206)       (111,260,804)
Change in net unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                        66,903,661        (164,118,775)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                               $ 35,988,973       $(276,182,709)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $ 26,098,212       $  92,379,234
Reinvestment of distributions                                               566                  --
Cost of shares repurchased                                          (48,010,646)       (229,429,442)
---------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                            $(21,911,868)      $(137,050,208)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $ 14,077,105       $(413,232,917)
NET ASSETS:
Beginning of period                                                 336,594,992         749,827,909
---------------------------------------------------------------------------------------------------
End of period                                                      $350,672,097       $ 336,594,992
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                $      8,011       $     167,493
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


32    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

                                    '09 Shares      '09 Amount           '08 Shares      '08 Amount
                                    (unaudited)     (unaudited)
Class A
Shares sold                             985,019     $ 13,483,161           1,885,870     $ 39,977,464
Reinvestment of distributions                14              192                  --               --
Less shares repurchased              (1,909,448)     (25,453,935)         (6,237,445)    (129,668,787)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (924,415)    $(11,970,582)         (4,351,575)    $(89,691,323)
=====================================================================================================
Class B
Shares sold                             144,510     $  1,710,628             267,053     $  4,778,026
Reinvestment of distributions                27              328                  --               --
Less shares repurchased                (552,419)      (6,376,424)         (1,766,421)     (31,706,946)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (407,882)    $ (4,665,468)         (1,499,368)    $(26,928,920)
=====================================================================================================
Class C
Shares sold                             453,170     $  5,669,489             609,387     $ 12,065,902
Reinvestment of distributions                 3               46                  --               --
Less shares repurchased                (656,905)      (8,128,593)         (1,779,149)     (34,556,420)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (203,732)    $ (2,459,058)         (1,169,762)    $(22,490,518)
=====================================================================================================
Class R
Shares sold                             156,216     $  2,107,884             206,126     $  4,189,724
Less shares repurchased                (159,206)      (2,083,567)           (236,630)      (4,774,328)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)               (2,990)    $     24,317             (30,504)    $   (584,604)
=====================================================================================================
Class Y
Shares sold                             223,293     $  3,127,050           1,441,882     $ 31,368,118
Less shares repurchased                (417,360)      (5,968,127)         (1,259,652)     (28,722,961)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)             (194,067)    $ (2,841,077)            182,230     $  2,645,157
=====================================================================================================

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     33

Financial Highlights

                                                                        Six Months Ended
                                                                        5/31/09             Year Ended
                                                                        (unaudited)         11/30/08
Class A
Net asset value, beginning of period                                    $  13.79            $  24.17
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $  (0.00)(a)        $   0.01
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                              1.64              (10.39)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   1.64            $ (10.38)
Distributions to shareowners:
 Net realized gain                                                            --                  --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   1.64            $ (10.38)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  15.43            $  13.79
====================================================================================================
Total return*                                                              11.89%             (42.95)%
Ratio of net expenses to average net assets+                                1.81%**             1.54%
Ratio of net investment income (loss) to average net assets+                0.02%**             0.02%
Portfolio turnover rate                                                       33%**              178%
Net assets, end of period (in thousands)                                $208,649            $199,231
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.81%**             1.54%
 Net investment income (loss)                                               0.02%**             0.02%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.81%**             1.53%
 Net investment income (loss)                                               0.02%**             0.03%
====================================================================================================

                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                        11/30/07      11/30/06      11/30/05      11/30/04
Class A
Net asset value, beginning of period                                    $  32.26      $  32.06      $  31.21      $  27.10
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $   0.01      $   0.07      $   0.00(a)   $  (0.13)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             (2.12)         4.55          4.35          6.88
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (2.11)     $   4.62      $   4.35      $   6.75
Distributions to shareowners:
 Net realized gain                                                         (5.98)        (4.42)        (3.50)        (2.64)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (8.09)     $   0.20      $   0.85      $   4.11
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  24.17      $  32.26      $  32.06      $  31.21
==========================================================================================================================
Total return*                                                              (5.84)%       14.81%        14.02%        25.01%
Ratio of net expenses to average net assets+                                1.43%         1.44%         1.48%         1.50%
Ratio of net investment income (loss) to average net assets+                0.03%         0.23%         0.00%(a)     (0.51)%
Portfolio turnover rate                                                      147%           45%           42%           35%
Net assets, end of period (in thousands)                                $454,332      $589,931      $377,533      $310,442
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.43%         1.44%         1.48%         1.50%
 Net investment income (loss)                                               0.03%         0.23%         0.00%(a)     (0.51)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.42%         1.43%         1.48%         1.50%
 Net investment income (loss)                                               0.04%         0.24%         0.00%(a)     (0.51)%
==========================================================================================================================

(a) Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


34    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

                                                                        Six Months Ended
                                                                        5/31/09             Year Ended
                                                                        (unaudited)         11/30/08
Class B
Net asset value, beginning of period                                    $  11.87            $  20.98
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.07)           $  (0.20)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                              1.41               (8.91)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   1.34            $  (9.11)
Distributions to shareowners:
 Net realized gain                                                            --                  --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   1.34            $  (9.11)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  13.21            $  11.87
====================================================================================================
Total return*                                                              11.29%             (43.42)%
Ratio of net expenses to average net assets+                                2.92%**             2.45%
Ratio of net investment loss to average net assets+                        (1.08)%**           (0.90)%
Portfolio turnover rate                                                       33%**              178%
Net assets, end of period (in thousands)                                $ 37,049            $ 38,139
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.92%**             2.45%
 Net investment loss                                                       (1.08)%**           (0.90)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.92%**             2.43%
 Net investment loss                                                       (1.08)%**           (0.88)%
====================================================================================================

                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                        11/30/07      11/30/06      11/30/05      11/30/04
Class B
Net asset value, beginning of period                                    $  29.12      $  29.58      $  29.27      $  25.75
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.22)     $  (0.19)     $  (0.25)     $  (0.34)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             (1.94)         4.15          4.06          6.50
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (2.16)     $   3.96      $   3.81      $   6.16
Distributions to shareowners:
 Net realized gain                                                         (5.98)        (4.42)        (3.50)        (2.64)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (8.14)     $  (0.46)     $   0.31      $   3.52
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  20.98      $  29.12      $  29.58      $  29.27
==========================================================================================================================
Total return*                                                              (6.65)%       13.80%        13.11%        24.03%
Ratio of net expenses to average net assets+                                2.30%         2.30%         2.29%         2.29%
Ratio of net investment loss to average net assets+                        (0.84)%       (0.63)%       (0.81)%       (1.29)%
Portfolio turnover rate                                                      147%           45%           42%           35%
Net assets, end of period (in thousands)                                $ 98,870      $145,121      $141,637      $168,601
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.30%         2.30%         2.29%         2.29%
 Net investment loss                                                       (0.84)%       (0.63)%       (0.81)%       (1.29)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.28%         2.29%         2.28%         2.28%
 Net investment loss                                                       (0.82)%       (0.62)%       (0.80)%       (1.28)%
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
** Annualized.

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     35

                                                                        Six Months Ended
                                                                        5/31/09             Year Ended
                                                                        (unaudited)         11/30/08
Class C
Net asset value, beginning of period                                    $  12.74            $  22.50
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.06)           $  (0.18)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                              1.50               (9.58)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   1.44            $  (9.76)
Distributions to shareowners:
 Net realized gain                                                            --                  --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   1.44            $  (9.76)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  14.18            $  12.74
====================================================================================================
Total return*                                                              11.30%             (43.38)%
Ratio of net expenses to average net assets+                                2.71%**             2.36%
Ratio of net investment loss to average net assets+                        (0.87)%**           (0.81)%
Portfolio turnover rate                                                       33%**              178%
Net assets, end of period (in thousands)                                $ 46,035            $ 43,926
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.71%**             2.36%
 Net investment loss                                                       (0.87)%**           (0.81)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.71%**             2.35%
 Net investment loss                                                       (0.87)%**           (0.80)%
====================================================================================================

                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                        11/30/07      11/30/06      11/30/05      11/30/04
Class C
Net asset value, beginning of period                                    $  30.74      $  30.98      $  30.49      $  26.73
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.22)     $  (0.16)     $  (0.22)     $  (0.32)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             (2.04)         4.34          4.21          6.72
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (2.26)     $   4.18      $   3.99      $   6.40
Distributions to shareowners:
 Net realized gain                                                         (5.98)        (4.42)        (3.50)        (2.64)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (8.24)     $  (0.24)     $   0.49      $   3.76
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  22.50      $  30.74      $  30.98      $  30.49
==========================================================================================================================
Total return*                                                              (6.62)%       13.89%        13.17%        24.04%
Ratio of net expenses to average net assets+                                2.25%         2.24%         2.25%         2.25%
Ratio of net investment loss to average net assets+                        (0.79)%       (0.57)%       (0.77)%       (1.26)%
Portfolio turnover rate                                                      147%           45%           42%           35%
Net assets, end of period (in thousands)                                $103,933      $137,690      $110,847      $ 96,165
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.25%         2.24%         2.25%         2.25%
 Net investment loss                                                       (0.79)%       (0.57)%       (0.77)%       (1.26)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               2.24%         2.23%         2.25%         2.25%
 Net investment loss                                                       (0.78)%       (0.56)%       (0.77)%       (1.26)%
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.
** Annualized.

The accompanying notes are an integral part of these financial statements.


36    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

                                                                        Six Months Ended
                                                                        5/31/09             Year Ended
                                                                        (unaudited)         11/30/08
Class R
Net asset value, beginning of period                                    $  13.60            $  23.92
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.00)(a)        $  (0.06)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                              1.61              (10.26)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   1.61            $ (10.32)
Distributions to shareowners:
 Net realized gain                                                            --                  --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   1.61            $ (10.32)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  15.21            $  13.60
====================================================================================================
Total return*                                                              11.84%             (43.14)%
Ratio of net expenses to average net assets+                                1.77%**             1.87%
Ratio of net investment income (loss) to average net assets+                0.06%**            (0.30)%
Portfolio turnover rate                                                       33%**              178%
Net assets, end of period (in thousands)                                $  9,159            $  8,227
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.77%**             1.87%
 Net investment income (loss)                                               0.06%**            (0.30)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.77%**             1.87%
 Net investment income (loss)                                               0.06%**            (0.30)%
====================================================================================================

                                                                        Year Ended    Year Ended    Year Ended    Year Ended
                                                                        11/30/07      11/30/06      11/30/05      11/30/04
Class R
Net asset value, beginning of period                                    $  32.08      $  32.00      $  31.21      $  27.11
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                                    $  (0.07)     $  (0.03)     $  (0.04)     $  (0.12)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             (2.11)         4.53          4.33          6.86
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (2.18)     $   4.50      $   4.29      $   6.74
Distributions to shareowners:
 Net realized gain                                                         (5.98)        (4.42)        (3.50)        (2.64)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (8.16)     $   0.08      $   0.79      $   4.10
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  23.92      $  32.08      $  32.00      $  31.21
==========================================================================================================================
Total return*                                                              (6.09)%       14.45%        13.82%        24.96%
Ratio of net expenses to average net assets+                                1.69%         1.80%         1.67%         1.53%
Ratio of net investment income (loss) to average net assets+               (0.28)%       (0.11)%       (0.19)%       (0.55)%
Portfolio turnover rate                                                      147%           45%           42%           35%
Net assets, end of period (in thousands)                                $ 15,205      $ 13,198      $  8,045      $  2,666
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.69%         1.80%         1.67%         1.53%
 Net investment income (loss)                                              (0.28)%       (0.11)%       (0.19)%       (0.55)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.69%         1.80%         1.67%         1.53%
 Net investment income (loss)                                              (0.28)%       (0.11)%       (0.19)%       (0.55)%
==========================================================================================================================

(a) Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
+   Ratios with no reduction for fees paid indirectly.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     37

                                                                        Six Months Ended
                                                                        5/31/09             Year Ended
                                                                        (unaudited)         11/30/08
Class Y
Net asset value, beginning of period                                    $  14.23            $  24.78
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $   0.06            $   0.12
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                              1.69              (10.67)
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $   1.75            $ (10.55)
Distributions to shareowners:
 Net realized gain                                                            --                  --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $   1.75            $ (10.55)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  15.98            $  14.23
====================================================================================================
Total return*                                                              12.30%             (42.57)%
Ratio of net expenses to average net assets+                                1.00%**             0.95%
Ratio of net investment income to average net assets+                       0.83%**             0.65%
Portfolio turnover rate                                                       33%**              178%
Net assets, end of period (in thousands)                                $ 49,780            $ 47,072
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.00%**             0.95%
 Net investment income                                                      0.83%**             0.65%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               1.00%**             0.95%
 Net investment income                                                      0.83%**             0.65%
====================================================================================================

                                                                                                                  8/11/04 (a)
                                                                        Year Ended    Year Ended    Year Ended    to
                                                                        11/30/07      11/30/06      11/30/05      11/30/04
Class Y
Net asset value, beginning of period                                    $  32.75      $  32.32      $  31.27      $  28.72
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                  $   0.16      $   0.20      $   0.06      $   0.00(b)
 Net realized and unrealized gain (loss) on investments, futures
  contracts, and foreign currency transactions                             (2.15)         4.65          4.49          5.19
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                    $  (1.99)     $   4.85      $   4.55      $   5.19
Distributions to shareowners:
 Net realized gain                                                         (5.98)        (4.42)        (3.50)        (2.64)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                              $  (7.97)     $   0.43      $   1.05      $   2.55
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  24.78      $  32.75      $  32.32      $  31.27
==========================================================================================================================
Total return*                                                              (5.39)%       15.41%        14.63%        18.17%(c)
Ratio of net expenses to average net assets+                                0.93%         0.91%         0.94%         0.93%**
Ratio of net investment income to average net assets+                       0.48%         0.78%         0.48%         0.06%**
Portfolio turnover rate                                                      147%           45%           42%           35%(c)
Net assets, end of period (in thousands)                                $ 77,486      $ 43,934      $ 23,460      $  3,439
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               0.93%         0.91%         0.94%         0.93%**
 Net investment income                                                      0.48%         0.78%         0.48%         0.06%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                               0.93%         0.91%         0.94%         0.93%**
 Net investment income                                                      0.48%         0.78%         0.48%         0.06%**
==========================================================================================================================

(a) Class Y shares were first publicly offered on August 11, 2004.
(b) Amount rounds to less than one cent per share or less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(c) Not annualized.

The accompanying notes are an integral part of these financial statements.


38    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT (Real Estate Investment Trust) securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     39
changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Futures contracts are valued at the daily settlement price on the primary exchange or system on which they are traded. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated using the identified cost method for both financial reporting and federal income tax purposes.


40    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of May 31, 2009.

D. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives and are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     41
   directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. At May 31, 2009, there were no open futures contracts.

E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2008, the Fund had a net capital loss carryforward of $83,328,661, which will expire in 2016 if not utilized.

   The Fund has elected to defer approximately $31,099,572 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. There were no distributions paid during the year ended November 30, 2008.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

                                                                            2008
   Distributable earnings:
   Capital loss carryforward                                       $ (83,328,661)
   Post-October loss deferred                                        (31,099,572)
   Unrealized depreciation                                          (161,908,503)
--------------------------------------------------------------------------------
      Total                                                        $(276,336,736)
================================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on REIT holdings and iShares.


42    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

F. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $13,663 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2009.

G. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.

H. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     43
   return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

I. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. For the six months ended, May 31, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $25,443 in management fees, administrative costs and certain other fees payable to PIM at May 31, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2009, such out of pocket expenses by class of shares were as follows:

 Shareholder Communications:
 Class A                                                                $130,573
 Class B                                                                  22,888
 Class C                                                                  75,058
 Class R                                                                   7,332
 Class Y                                                                     421
--------------------------------------------------------------------------------
    Total                                                               $236,272
================================================================================


44    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $176,414 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.

4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $11,351 in distribution fees payable to PFD at May 31, 2009.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, CDSCs in the amount of $24,656 were paid to PFD.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     45

5. Expense Offsets Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were reduced by $836 under this arrangement.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2009, the Fund had no borrowings under this agreement.

7. Subsequent Event

The Board of Trustees has approved the reorganization of the Fund into Pioneer Growth Opportunities Fund. Each fund is managed by PIM. The reorganization, which does not require shareholder approval, is expected to qualify as a tax-free reorganization and is targeted for completion on or about August 28, 2009.


46    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     47

                           This page for your notes.


48    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

                           This page for your notes.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     49

                           This page for your notes.


50    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

                           This page for your notes.


               Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09     51

                           This page for your notes.


52    Pioneer Small Cap Value Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com





This report must be preceded by or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com


Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2009 Pioneer Investments 19394-03-0709


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2009

* Print the name and title of each signing officer under his or her signature.